UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN FUND, INC.

(Exact name of registrant as specified in charter)

470 Park Avenue South,

New York, NY 10016

(Address of principal executive offices)

Jay Kesslen

Horizon Kinetics, LLC

470 Park Avenue South

New York, NY 10016

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 703-6904

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

RENN Fund, Inc.

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Shares or Principal Amount	Company	Cost	Value(1)

	MONEY MARKET FUNDS –52.48%
5,724,794	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 2.30%	$5,724,794	$5,724,794
5,018	Fidelity Government Cash Reserves, 2.12%	5,018	5,018

	Total Money Market Funds	5,729,812	5,729,812

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(2)(3)	1,000,000	-
	Total Convertible Bonds	1,000,000	-

	COMMON EQUITIES –47.90%
	Asset Management – 0.24%
3,600	Dundee Corp. - Class A. (2)	4,495	3,024
12,000	Galaxy Digital Holdings, Ltd. (2)	20,873	22,718
		25,368	25,742

	Medicinal Chemicals and Botanical Products – 0.99%
193,070	FitLife Brands, Inc.(2)	9,131,688	108,119

	Oil and Gas– 10.52%
21,000	Civeo Corp.(2)	88,144	44,100
808,445	PetroHunter Energy Corporation(2)	101,056	-
1,428	Texas Pacific Land Trust	678,513	1,104,772
		867,713	1,148,872

	Securities and Commodity Exchanges – 0.03%
18	Cboe Global Markets, Inc.	2,294	1,718
12	CME Group, Inc.	1,830	1,975
		4,124	3,693

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.24%
5,460	Grayscale Bitcoin Trust	66,830	26,099

	Surgical & Medical Instruments & Apparatus – 35.55%
615,000	Apyx Medical Corp.(2)	1,470,958	3,880,650

	Technology Services – 0.33%
200	CACI International, Inc. - Class A. (2)	35,659	36,404

	Total Common Equities	11,602,340	5,229,579

	TOTAL INVESTMENTS – 100.38%	$18,332,152	10,959,391
	LIABILITIES LESS OTHER ASSETS – (0.38%)		(41,830)
	NET ASSETS		$10,917,561

(1)	See Note 5 - Fair Value Measurements.

(2)	Non-Income Producing.

(3)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued at fair value (See Note 5).

See accompanying Notes to Schedule of Investments.

RENN Fund, Inc.

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Note 1 - Organization

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide shareholders with above-market rates of return through capital appreciation and income by a long-term, value oriented investment process that invests in a wide variety of financial instruments, including but not limited to, common stocks, fixed income securities including convertible and non-convertible debt securities or loans, distressed debt, warrants and preferred stock, exchange traded funds and exchange traded notes, and other instruments.

Prior to a special shareholder meeting held on June 29, 2017 (the “Special Meeting”), RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, served as the Investment Advisor to the Fund. At the Special Meeting, shareholders approved Horizon Asset Management LLC (“Horizon” or the “Investment Advisor"), a registered investment adviser and wholly owned subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”), as its investment manager. In its capacity as investment manager through June 30, 2017, RENN Group was responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. Since that time, Horizon has been responsible for the aforementioned responsibilities.

(a) Consolidation of Subsidiary

On December 5, 2017, The Renn Fund, Inc. (Cayman) (the “Subsidiary”) was organized as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Horizon and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of March 31, 2019, total assets of the Fund were $11,006,688, of which $28,213, or approximately 0.26%, represented the Fund’s ownership of the Subsidiary.

Note 2 - Fair Value Measurements

Investments are carried at fair value, as determined in good faith by Horizon, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a daily basis, as is necessary, Horizon prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

RENN Fund, Inc.

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2019 (Unaudited)

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Advisor will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$-	$-	$-
Common Equities	5,229,579	-	-	5,229,579
Money Market Funds	5,729,812	-	-	5,729,812
Total Investments	$10,959,391	$-	$-	$10,959,391

Note 4 - Federal Income Tax Information

At March 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$18,332,152

Gross Unrealized Appreciation	$2,838,954
Gross Unrealized Depreciation	(10,211,715)

Net Unrealized Depreciation	$(7,372,761)

RENN Fund, Inc.

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2019 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RENN Fund, Inc.

By:	/s/ Murray Stahl
Murray Stahl
Chief Executive Officer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Murray Stahl
Murray Stahl
Chief Executive Officer and Chief Financial Officer

Date: May 24, 2019